Loss Per Share - Schedule of Potentially Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Share options and RSUs issued and outstanding	4,911,866	3,096,473	1,762,949
Earnout options	242,666	369,737
Share and earnout options issued and outstanding	5,154,532	3,466,210	1,762,949
Restricted stock subject to repurchase		98,094	252,880
Earnout shares	2,371,272	3,793,995
Public warrants	3,823,364	4,102,397
Private warrants	151,699	151,699
Blackrock warrants	43,321
Total	11,544,188	11,612,395	2,015,829